Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Ineffectiveness Related to Derivatives and Hedging Relationships Recorded in Income
Ineffectiveness related to derivatives and hedging relationships was recorded in income as follows:

Ineffectiveness	Year ended Dec. 31,
(in millions)	2013	2012	2011
Fair value hedges on loans	$—	$—	$0.1
Fair value hedges of securities	14.1	(3.3)	(8.6)
Fair value hedges of deposits and long-term debt	3.7	(14.8)	(5.3)
Cash flow hedges	(0.1)	0.1	(0.1)
Other (a)	0.1	1.6	(0.1)
Total	$17.8	$(16.4)	$(14.0)

(a)	Includes ineffectiveness recorded on foreign exchange hedges.

Impact of Derivative Instruments on Balance Sheet
The following table summarizes the notional amount and credit exposure of our total derivative portfolio at Dec. 31, 2013 and Dec. 31, 2012.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
(in millions)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments (a):
Interest rate contracts	$21,402	$19,679	$1,206	$928	$167	$343
Foreign exchange contracts	7,382	16,805	76	61	336	361
Total derivatives designated as hedging instruments			$1,282	$989	$503	$704
Derivatives not designated as hedging instruments (b):
Interest rate contracts	$767,341	$796,155	$14,712	$22,789	$15,212	$23,341
Foreign exchange contracts	420,142	359,204	3,610	3,513	3,536	3,632
Equity contracts	24,123	11,375	684	311	1,003	413
Credit contracts	101	166	—	—	—	—
Total derivatives not designated as hedging instruments			$19,006	$26,613	$19,751	$27,386
Total derivatives fair value (c)			$20,288	$27,602	$20,254	$28,090
Effect of master netting agreements (d)			(15,806)	(22,311)	(14,421)	(20,990)
Fair value after effect of master netting agreements			$4,482	$5,291	$5,833	$7,100

(a)	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.

(b)	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.

(c)	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.

(d)
Master netting agreements are reported net of cash collateral received and paid of $1,841 million and $456 million, respectively, at Dec. 31, 2013, and $1,452 million and $131 million, respectively, at Dec. 31, 2012.

Impact of Derivative Instruments on Income Statement

Impact of derivative instruments on the income statement (in millions)
Derivatives in fair value hedging relationships	Location of gain or (loss) recognized in income on derivatives	Gain or (loss) recognized in income on derivatives Year ended Dec. 31,			Location of gain or(loss) recognized in income on hedged item	Gain or (loss) recognized in hedged item Year ended Dec. 31,
		2013	2012	2011		2013	2012	2011
Interest rate contracts	Net interest revenue	$486	$(47)	$(150)	Net interest revenue	$(468)	$29	$136

Derivatives in cash flow hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2013	2012	2011		2013	2012	2011		2013	2012	2011
FX contracts	$(27)	$4	$(118)	Net interest revenue	$(28)	$1	$(114)	Net interest revenue	$—	$—	$—
FX contracts	(3)	2	(6)	Other revenue	(1)	3	(6)	Other revenue	(0.1)	0.1	(0.1)
FX contracts	154	236	(525)	Trading revenue	154	236	(525)	Trading revenue	—	—	—
FX contracts	7	(1)	3	Salary expense	(1)	(1)	2	Salary expense	—	—	—
Total	$131	$241	$(646)		$124	$239	$(643)		$(0.1)	$0.1	$(0.1)

Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives (effective portion) Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Gain or (loss) reclassified from accumulated OCI into income (effective portion) Year ended Dec. 31,			Location of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	Gain or (loss) recognized in income on derivatives (ineffectiveness portion and amount excluded from effectiveness testing) Year ended Dec. 31,
	2013	2012	2011		2013	2012	2011		2013	2012	2011
FX contracts	$(50)	$(181)	$75	Net interest revenue	$2	$—	$—	Other revenue	$0.1	$1.6	$(0.1)

Revenue from Foreign Exchange and Other Trading
Revenue from foreign exchange and other trading included the following:

Foreign exchange and other trading revenue
(in millions)	2013	2012	2011
Foreign exchange	$608	$520	$761
Other trading revenue:
Fixed income	38	142	65
Equity/other	28	30	22
Total other trading revenue	66	172	87
Total	$674	$692	$848

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
Dec. 31, 2013 for three key ratings triggers:

If The Bank of New York Mellon’s rating was changed to (Moody’s/S&P)	Potential close-out exposures (fair value) (a)
A3/A-	$110	million
Baa2/BBB	$745	million
Bal/BB+	$1,849	million

(a)	The amounts represent potential total close-out values if The Bank of New York Mellon’s rating were to immediately drop to the indicated levels.

Offsetting Assets

Offsetting of financial assets and derivative assets
	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross assets recognized	Offset in the balance sheet	(a)	Net assets recognized	Gross assets recognized	Offset in the balance sheet	(a)	Net assets recognized
Derivatives subject to netting arrangements:
Interest rate contracts	$14,798	$13,231		$1,567	$22,234	$20,042		$2,192
Foreign exchange contracts	2,778	2,294		484	3,255	2,171		1,084
Equity and other contracts	607	281		326	264	98		166
Total derivatives subject to netting arrangements	18,183	15,806		2,377	25,753	22,311		3,442
Total derivatives not subject to netting arrangements	2,105	—		2,105	1,849	—		1,849
Total derivatives	20,288	15,806		4,482	27,602	22,311		5,291
Reverse repurchase agreements	10,180	1,096	(b)	9,084	6,718	137	(b)	6,581
Total	$30,468	$16,902		$13,566	$34,320	$22,448		$11,872

(a)
Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of reverse repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of financial liabilities and derivative liabilities
	Dec. 31, 2013				Dec. 31, 2012
(in millions)	Gross liabilities recognized	Offset in the balance sheet	(a)	Net liabilities recognized	Gross liabilities recognized	Offset in the balance sheet	(a)	Net liabilities recognized
Derivatives subject to netting arrangements:
Interest rate contracts	$14,914	$12,429		$2,485	$23,274	$19,069		$4,205
Foreign exchange contracts	2,292	1,711		581	3,423	1,823		1,600
Equity and other contracts	800	281		519	310	98		212
Total derivatives subject to netting arrangements	18,006	14,421		3,585	27,007	20,990		6,017
Total derivatives not subject to netting arrangements	2,248	—		2,248	1,083	—		1,083
Total derivatives	20,254	14,421		5,833	28,090	20,990		7,100
Repurchase agreements	10,528	1,096	(b)	9,432	7,153	137	(b)	7,016
Total	$30,782	$15,517		$15,265	$35,243	$21,127		$14,116

(a)
Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.

(b)
Offsetting of repurchase agreements relates to our involvement in the Fixed Income Clearing Corporation, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.